Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	3,814,779	3,814,779
Common stock, shares outstanding	3,814,779	3,814,779